September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Core MSCI Total International Stock ETF(b)	22,066,115	$ 1,822,219,777
iShares FTSE NAREIT All Equity REITs Index Fund	4,905,386	47,386,026
Large Cap Index Master Portfolio	$2,656,393,779	2,656,393,779
Master Small Cap Index Series	$192,687,058	192,687,058
		4,718,686,640
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	5,176,072	47,878,662

Security	Shares	Value
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)	57,376,919	$ 57,405,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)	11,481,811	11,481,811
		68,887,418
Total Investments — 101.3% (Cost: $3,412,143,092)		4,835,452,720
Liabilities in Excess of Other Assets — (1.3)%		(62,564,643)
Net Assets — 100.0%		$ 4,772,888,077

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 978,436	$ 56,427,699 (a)	$ —	$ (561)	$ 33	$ 57,405,607	57,376,919	$ 7,399 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,481,811 (a)	—	—	—	11,481,811	11,481,811	281,068	—
iShares Core MSCI Total International Stock ETF	1,264,688,073	350,305,697	(124,234,608)	(1,556,166)	333,016,781	1,822,219,777	22,066,115	24,101,924	—
iShares FTSE NAREIT All Equity REITs Index Fund	37,384,514	9,429,548	(628,754)	(51,326)	1,252,044	47,386,026	4,905,386	637,944	19,984
iShares TIPS Bond ETF(c)	1,828,931	—	(1,831,527)	11,588	(8,992)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	36,106,895	10,611,601	(450,491)	(62,013)	1,672,670	47,878,662	5,176,072	1,682,491	—
Large Cap Index Master Portfolio	2,146,044,022	204,273,752 (a)(d)	—	37,008,436	269,067,569	2,656,393,779	$2,656,393,779	22,088,630	—
Master Small Cap Index Series	155,986,278	19,435,278 (a)(d)	—	5,685,494	11,580,008	192,687,058	$192,687,058	1,443,143	—
				$ 41,035,452	$ 616,580,113	$ 4,835,452,720		$ 50,242,599	$ 19,984

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,869,605,803	$ —	$ —	$ 1,869,605,803
Fixed-Income Funds	47,878,662	—	—	47,878,662
Money Market Funds	68,887,418	—	—	68,887,418
	$1,986,371,883	$—	$—	1,986,371,883
Investments Valued at NAV(a)				2,849,080,837
				$ 4,835,452,720

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
Schedule of Investments